Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Apr. 13, 2016
Document Effective Date	Apr. 14, 2016
Prospectus Date	Apr. 18, 2016
Angel Oak High Yield Opportunities Fund | Class A
Prospectus:
Trading Symbol	ANHAX
Angel Oak High Yield Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	ANHIX
Angel Oak High Yield Opportunities Fund | Class C
Prospectus:
Trading Symbol	ANHCX